SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2020
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

a.Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company's 2019 Annual Report filed with the SEC on April 22, 2020. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

All amounts in the accompanying unaudited condensed consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.7896, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of September 30, 2020. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

b.Revenue recognition

The Group has adopted ASC 606 Revenue from Contracts with Customers using the modified retrospective transition method from January 1, 2018. The Group’s revenue is generated from delivering educational programs and services and intellectualized operational services.

Disaggregation of revenues

The following table illustrates the disaggregation of revenue by operating segments for the three months ended September 30, 2019 and 2020, nine months ended September 30, 2019 and 2020, respectively:

(RMB in thousands)	K‑12 Schools	CP&CE Programs	Consolidated
	RMB	RMB	RMB

Net Revenues in the three months ended September 30, 2019	52,256	74,300	126,556
Net Revenues in the three months ended September 30, 2020	58,966	53,742	112,708
Net Revenues in the nine months ended September 30, 2019	203,214	207,346	410,560
Net Revenues in the nine months ended September 30, 2020	185,766	172,684	358,450

Contract Balances

The transferred control of promised services to customers result in the Group’s unconditional rights and conditional consideration receivable on passage of time. Accordingly, as of December 31, 2019 and September 30, 2020, the Group has no other contract assets except for Accounts Receivable, in RMB 17,939 and RMB 24,549, respectively. Please refer to Note 6 Accounts Receivable for detail.

Contract liabilities represent the Group has received consideration but has not satisfied the related performance obligations. The tuition and service fees received in advance are the Group’s contract liabilities and presented in deferred revenue in the consolidated balance sheets. The revenue recognized during the nine months ended September 30, 2020 that was previously included in the deferred revenue balances as of December 31, 2019 was RMB 165,111.

The following table provides the deferred revenue balances by segments as of December 31, 2019 and September 30, 2020.

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
K-12 Schools	96,301	195,576
CP&CE Programs	68,810	61,792
Total	165,111	257,368

c.Allowance for doubtful accounts

The Group adopted ASC 326 Financial Instruments - Credit Losses from January 1, 2020 and interim periods therein. Management used an expected credit loss model for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivable are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.